Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended
	Sep. 30, 2014	May 31, 2014	Apr. 17, 2014
Accounting Policies [Abstract]
Cash	$ 87
Percentage for tax benefit for settlement	50.00%